Inventories	12 Months Ended
Mar. 31, 2012
Inventories [Abstract]
Inventories

Note 2. Inventories

Inventories consist of the following:

	March 31, 2012	March 31, 2011
Raw materials	$32,559	$37,739
Finished goods	19,195	6,485

	$51,754	$44,224

The Company’s inventories consists of accessories that are sold and shipped to customers along with pay-per-use containers and are not returned to the Company along with the containers at the culmination of the customer’s shipping cycle. Inventories are stated at the lower of standard cost or current estimated market value. Cost is determined using the standard cost method which approximates the first-in, first-to-expire method.